OTHER COMPREHENSIVE INCOME	12 Months Ended
Mar. 31, 2019
OTHER COMPREHENSIVE INCOME
OTHER COMPREHENSIVE INCOME

20.   OTHER COMPREHENSIVE INCOME

The changes in each component of other comprehensive loss for the years ended March 31, 2017, 2018 and 2019, are as follows:

	Thousands of Yen
			Adjustments
	Foreign		related to	Accumulated
	currency	Unrealized	retirement and	other
	translation	holding gain on	severance	comprehensive
	adjustments	securities	benefits	income
Balance at April 1, 2016	¥(269,577)	¥264,368	¥(23,276)	¥(28,485)
Period change	(51,994)	(15,759)	13,759	(53,994)
Balance at March 31, 2017	(321,571)	248,609	(9,517)	(82,479)
Period change	(204,270)	241,650	(2,579)	34,801
Balance at March 31, 2018	(525,841)	490,259	(12,096)	(47,678)
Period change	125,667	(490,259)	3,821	(360,771)
Balance at March 31, 2019	¥(400,174)	¥—	¥(8,275)	¥(408,449)

The tax effects allocated to each component of other comprehensive loss for the years ended March 31, 2017, 2018 and 2019, were as follows:

	Thousands of Yen
	2017
	Before Tax	Tax Benefit	Net of Tax
	Amount	(Expense)	Amount
Foreign currency translation adjustments	¥(52,440)	¥446	¥(51,994)
Unrealized holding gain (loss) on securities:
Amount arising during the period	(37,079)	21,320	(15,759)
Net unrealized holding gain (loss) during the period	(37,079)	21,320	(15,759)
Adjustments related to retirement and severance benefits:
Amount arising during the period	19,831	(6,072)	13,759
Net adjustments related to retirement and severance benefits	19,831	(6,072)	13,759

Other comprehensive income (loss)	¥(69,688)	¥15,694	¥(53,994)

	2018
	Before Tax	Tax Benefit	Net of Tax
	Amount	(Expense)	Amount
Foreign currency translation adjustments	¥(188,909)	¥(15,361)	¥(204,270)
Unrealized holding gain (loss) on securities:
Amount arising during the period	348,300	(106,650)	241,650
Net unrealized holding gain (loss) during the period	348,300	(106,650)	241,650
Adjustments related to retirement and severance benefits:
Amount arising during the period	(3,717)	1,138	(2,579)
Net adjustments related to retirement and severance benefits	(3,717)	1,138	(2,579)

Other comprehensive income (loss)	¥155,674	¥(120,873)	¥34,801

	2019
	Before Tax	Tax Benefit	Net of Tax
	Amount	(Expense)	Amount
Foreign currency translation adjustments	¥125,667	¥—	¥125,667

Adjustments related to retirement and severance benefits:
Amount arising during the period	5,507	(1,686)	3,821
Net adjustments related to retirement and severance benefits	5,507	(1,686)	3,821

Other comprehensive income (loss)	¥131,174	¥(1,686)	¥129,488

The changes in accumulated other comprehensive income (loss) by component for the years ended March 31, 2017, 2018 and 2019 are as follows:

	Thousands of Yen
			Adjustments
			related to
	Foreign currency	Unrealized	retirement and
	translation	holding gain	severance
	adjustments	on securities	benefits	Total
Balance at April 1, 2016	¥(269,577)	¥264,368	¥(23,276)	¥(28,485)
Other comprehensive income (loss) before reclassifications	(51,994)	(17,453)	10,767	(58,680)
Amounts reclassified from accumulated other comprehensive income	—	1,694	2,992	4,686
Net current-year other comprehensive income (loss)	(51,994)	(15,759)	13,759	(53,994)
Balance at March 31, 2017	¥(321,571)	¥248,609	¥(9,517)	¥(82,479)
Other comprehensive income (loss) before reclassifications	(204,270)	241,650	(4,419)	32,961
Amounts reclassified from accumulated other comprehensive income	—	—	1,840	1,840
Net current-year other comprehensive income (loss)	(204,270)	241,650	(2,579)	34,801
Balance at March 31, 2018	¥(525,841)	¥490,259	¥(12,096)	¥(47,678)
Cumulative effects of accounting standard update - adoption of ASU No. 2016-01		(490,259)		(490,259)
Other comprehensive income (loss) before reclassifications	125,667	―	1,940	127,607
Amounts reclassified from accumulated other comprehensive income (loss)	—	―	1,881	1,881
Net current-year other comprehensive income (loss)	125,667	(490,259)	3,821	(360,771)
Balance at March 31, 2019	¥(400,174)	¥—	¥(8,275)	¥(408,449)

The amounts reclassified out of accumulated other comprehensive income (loss) into the consolidated statements of operations, with affected line items, for the years ended March 31, 2017, 2018 and 2019 are as follows:

				Affected line items in the
Details about accumulated other comprehensive	Thousands of Yen			consolidated statements of
income (loss)	2017	2018	2019	operations

Adjustments related to retirement and severance benefits	¥4,313	¥2,652	¥2,711	*(1)
	(1,321)	(812)	(830)	Income tax expense (benefit)
	2,992	1,840	1,881	Net income (loss)
Adjustments related to unrealized holding gain on securities	2,441	—	―	Other income
	(747)	—	―	Income tax expense (benefit)
	1,694	—	—	Net income (loss)
Total reclassifications for the year	¥4,686	¥1,840	¥1,881

*(1) These are included in the computation of net periodic pension cost (See Note 11).